Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of finance cost explanatory [Abstract]
Schedule of borrowing costs [text block]
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Interest expense on bank borrowings	$2,072,458	2,519,839	2,442,872
Interest expense on others	635,429	348,022	220,733
	$2,707,887	2,867,861	2,663,605